Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2023
Registrant Name	dei_EntityRegistrantName	Federated Hermes Short-Intermediate Government Trust
CIK	dei_EntityCentralIndexKey	0000357159
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2024
Prospectus Date	rr_ProspectusDate	Mar. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Short-Intermediate Government Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIGKX
Federated Hermes Short-Intermediate Government Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIGTX
Federated Hermes Short-Intermediate Government Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIGIX